Stockholders' Equity (Summary of Option Activity) (Details) shares in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 CAD / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2017 CAD / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2017 CAD / shares shares
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Options Exercised					(36)	(36)
Weighted-average Exercise Price Exercised | CAD / shares						CAD 1.89
Weighted-average Exercise Price, Forfeited | CAD / shares						CAD 0
Stock Option In Canadian Dollars [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Options Outstanding at Beginning	999	999	999	999	999	999
Number of Options Granted	0	0	0	0
Number of Options Exercised	(36)	(36)	0	0
Number of Options Forfeited or expired	0	0	0	0
Number of Options Outstanding at Ending	963	963	999	999	963	963
Weighted-average Exercise Price outstanding at Beginning | CAD / shares		CAD 2.38		CAD 2.38		CAD 2.38
Weighted-average Exercise Price Granted | CAD / shares		0		0
Weighted-average Exercise Price Exercised | CAD / shares		2.42		0
Weighted-average Exercise Price, Forfeited | CAD / shares		0		0
Weighted-average Exercise Price Outstanding at Ending | CAD / shares		CAD 2.37		CAD 2.38		CAD 2.37
Stock Option In Us Dollars [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Number of Options Outstanding at Beginning	1,428	1,428	1,428	1,428	1,428	1,428
Number of Options Granted	300	300	0	0
Number of Options Exercised	(50)	(50)	0	0
Number of Options Forfeited or expired	0	0	0	0
Number of Options Outstanding at Ending	1,678	1,678	1,428	1,428	1,678	1,678
Weighted-average Exercise Price outstanding at Beginning | $ / shares	$ 1.93		$ 1.93		$ 1.93
Weighted-average Exercise Price Granted | $ / shares	4.84		0
Weighted-average Exercise Price Exercised | $ / shares	0.64		0
Weighted-average Exercise Price, Forfeited | $ / shares	0		0
Weighted-average Exercise Price Outstanding at Ending | $ / shares	$ 2.48		$ 1.93		$ 2.48